STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)								1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 01, 2022	Jul. 08, 2021	Jul. 09, 2020	Jun. 03, 2020	Jan. 08, 2020	Aug. 02, 2018	Sep. 10, 2014	Jun. 22, 2022	Dec. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 04, 2021	Mar. 31, 2021	Jan. 08, 2021	Jan. 22, 2020	Jan. 16, 2020	Jul. 24, 2019
Shares of common stock issued	6,636,540
Aggregate shares of common stock	$ 6,636,540
Price per share	65,000
Aggregate purchase price	$ 3,318,270
Common stock, shares authorized									500,000,000			500,000,000			500,000,000		500,000,000
Common shares for warrants exercised									2,193,599			5,127,923			5,127,923		2,193,599
Cash payment									$ 350,000								$ 350,000
Warrants									3,592,500								3,592,500
Warrants price per share									$ 0.20								$ 0.20
Successful in obtaining financing greater than amount									$ 4,000,000.0								$ 4,000,000.0
Financing amount									4,000,000.0								4,000,000.0
Warrants closing of financing greater than amount									$ 4,000,000.0								$ 4,000,000.0
Warrant holders percentage description																	4.99% blocker such that the warrant holders will be restricted from owning more than 4.99% of the total number
Common stock warrants									7,185,000								7,185,000					1,250,000
Additional warrants to purchase common stock shares									150,000								150,000					1,250,000
Additional warrants to purchase common stock shares expire date																	May 31, 2024
Warratns issued									263,000								263,000					5,000,000
Issued equity investments									$ 2,114,000								$ 2,114,000
Issued common stock shares to finders									98,000								98,000
Warrants to purchase shares of common stock																							35,937,500
Warrants to purchase shares of common stock exercise price																							$ 0.04
Issuance of new warrants to purchase shares of common stock																							7,185,000
Issuance of new warrants to purchase shares of common stock exercise price																							$ 0.20
Payment																	$ 750,000
Finder compensation in percentage																	The finder will receive 5% cash and 5% warrants on all funds it raises including bridge loans. The three-year common stock share warrants will have an exercise price of $0.25.
Raise funds									$ 300,000								$ 300,000
Fee payment																	$ 31,650
Warrants issued to finder									126,600								126,600
Common stock, share price																						$ 0.50
Additional warrants to purchase common stock shares price																						$ 1.00
Additional common stock warrants																						1,250,000
Additional common stock warrants price per share																						$ 1.25
Common stock shares issued									43,418,443			27,583,473			27,583,473		43,418,443	13,138,282
Common stock shares outstanding									13,673,583			27,583,473			27,583,473		13,673,583	13,138,282
Common stock, par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock issued during period															29,744,860		535,301	9,818,813
Shares exchange									13,607,609								13,607,609	13,138,282		13,180,417
Common Stock issued															29,744,860		535,301	9,818,813
Strike price of warrants																						0.25
Warrants holders percentage description																	The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding. The Company issued 1,250,000 common stock warrants during the year ended December 31, 2021, in accordance with the agreement. Refer to Note 7, “Commitments and Contingencies” for additional information.
Preferred stock shares converts into common stock															1,420,000		40,000
Strike price																						$ 0.25
Warrants issued to investors												13,273,080
Warrants issued to consultant												2,050,000
Received from the stock holders															$ 351,000
Preferred stock, par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001
Preferred stock shares par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001
Stated value of preference share									$ 105,000			$ 105,000			$ 105,000		$ 105,000
Preferred stock shares authorized									9,000.0			9,000.0			9,000.0		9,000.0
Preferred stock shares issued									300.0			300			300		300.0
Common stock warrants																	4,477,923
Debt									$ 2,496,316								$ 2,496,316
Forgive repayment amount															$ 344,584		94,392
Interest expense									261,000			$ 182,000			182,000		261,000	$ 1,517,000
Principal amount of promissory note									46,000								46,000	24,000
Gain loss on extinguishment of debt												270,000	$ 763,000		345,000	$ 578,000	578,000	(296,000)
Convertible debt estimated fair value									$ 2,737,847								$ 2,737,847
Common stock shares																	7,957,013
Fair value of the warrants								$ 70,000
GHS Investments, LLC [Member]
Principal amount of promissory note							$ 1,275,000											$ 50,454
Common stock shares																		175,000
Purchase price							570,000
Original issue discount							560,000
Debt issuance costs							$ 145,000
Lowest daily volume average price							75.00%
Investments
Warrants to purchase shares of common stock									643,700								643,700
Issuance of new warrants to purchase shares of common stock									1,130,000								1,130,000
Common stock, issued public shares									98,000								98,000
Total investment amount									$ 2,114,000								$ 2,114,000
Equity investments fee																	139,000
Proceeds from debenture unit investments																	1,130,000
Debenture fee																	$ 86,400
Debentures convertible into common stock shares																	2,260,000
2020 Exchange Agreements [Member]
Warrants to purchase shares of common stock exercise price					$ 0.25
Gain loss on extinguishment of debt				$ 118,396	$ 1,183									$ 224,963
Convertible debt				$ 328,422	2,064,366									$ 125,000
Convertible debt estimated fair value					$ 2,065,548
Warrants to purchase common stock shares				700,000	6,957,013									250,000
Exercise Price of warrants to purchased common stock share issued, Two					$ 0.75
Exercise Price of warrants to purchased common stock share issued, Three					$ 0.20
Debt					$ 29,000
Common stock shares				500,000										500,000
Fair value of the common stock shares				$ 250,000										$ 250,000
Fair value of the warrants				$ 196,818										$ 99,963
Estimated fair value price				$ 0.281										$ 0.40
Fair Value				$ 446,818										$ 349,963
Shandong Yaohua Medical Instrument Corporation [Member]
Shares exchange																		12,147						12,147
Mr. Bill Wells
Forgive repayment amount			$ 110,000														$ 40,000
Salary			220,000
Received cash payment			20,000						20,000			$ 65,000			$ 65,000		20,000
Principal amount of promissory note			90,000						$ 97,052								$ 97,052
Total amount to be received			$ 3,000,000.0
Common share stock option			66,000
Shares vested per month			3,667
Common stock exercise price			$ 0.49
Promissory note interest rate									6.00%								6.00%
Loan maturity term																	18 months
Gain loss on extinguishment of debt																	$ 20,000
Ms. Rosenstock
Debt									$ 50,000								50,000
Convertible debt estimated fair value									50,000								50,000
Ms. Rosenstock | 2020 Exchange Agreements [Member]
Forgive repayment amount																	28,986
Debt Exchanges - 2021
Debt																					$ 1,500,000
Debt final payment																					$ 75,000
Warrants Exchanges - 2021 - 1
Financing amount									4,000,000.0								4,000,000.0
Warrants closing of financing greater than amount									$ 4,000,000.0								$ 4,000,000.0
Common stock warrants									1,802,161								1,802,161
Payment																	$ 90,000
Strike price of warrants									$ 0.25								$ 0.25
Warrants holders percentage description																	The warrants will have a one-year lockup restriction and a 10% blocker such that the warrant holders will be restricted from owning more than 10% of the total number of the Company’s outstanding common shares at any one point in time after completion of the financing.
Exchange common stock warrants									901,081								901,081
Common stock warrants strike price per share									$ 0.25								$ 0.25
Warrants Exchanges - 2021
Common stock warrants									4,477,923								4,477,923
Strike price of warrants									$ 0.20								$ 0.20
Exchange common stock warrants									4,713,603								4,713,603
Common stock warrants strike price per share									$ 0.16								$ 0.16
Exercise of warrants, value									$ 351,000								$ 351,000
Exercise of warrants, shares									2,193,599								2,193,599
Warrants Exchanges - 2021 - 2
Financing amount									$ 4,000,000.0								$ 4,000,000.0
Warrants closing of financing greater than amount									$ 4,000,000.0								$ 4,000,000.0
Common stock warrants									1,802,161								1,802,161
Strike price of warrants									$ 0.75								$ 0.75
Warrants holders percentage description																	The new warrants will have a one-year lockup restriction and a 10% blocker such that the warrant holders will be restricted from owning more than 10% of the total number of the Company’s outstanding common shares at any one point in time after completion of the financing.
Exchange common stock warrants									1,802,161								1,802,161
Common stock warrants strike price per share									$ 0.75								$ 0.75
Series C Convertible Preferred Shares
Preferred stock shares converts into common stock															2,000		2,000
Conversion price per share															$ 0.50		$ 0.50
Total convertible of common stock shares						6,524,500									572,000		572,000
Dividing the stated value												$ 1,000			$ 1,000
Preferred stock shares designated									9,000			9,000			9,000		9,000
Liquidation preference									$ 1,000			$ 286			$ 286		$ 1,000
Cumulative dividends annual rate												12.00%			12.00%
Unpaid accrued dividends															$ 120,120
Make-whole payment for converted share									200			200			200		200
Convertible of common stock shares description																	The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt. Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date
Preferred stock, liquidation preference									$ 286,000								$ 286,000	$ 286,000
Preferred stock, par value									$ 0.001								$ 0.001	$ 0.001
Preferred stock shares par value									$ 0.001								$ 0.001	$ 0.001
Stated value of preference share									$ 105,000								$ 105,000	$ 105,000
Preferred stock shares authorized									9,000.0								9,000.0	9,000.0
Preferred stock shares outstanding									300.0								300.0	300.0
Preferred stock shares issued									300.0								300.0	300
Series C1 Convertible Preferred Shares
Preferred stock shares converts into common stock															2,000		2,000
Conversion price per share															$ 0.50		$ 0.50
Total convertible of common stock shares															2,098,500		2,098,500
Preferred stock shares designated									20,250			20,250			20,250		20,250
Stated value of preference share									$ 170,000								$ 170,000	$ 170,000
Preferred stock shares outstanding									1,049			1,049			1,049		1,049	1,049
Preferred stock shares issued									1,049			1,049			1,049		1,049	1,049
Series C2 Convertible Preferred Shares
Shares exchange									3,262								3,262
Conversion price per share																	$ 0.50	$ 0.50
Total convertible of common stock shares																	2,000	2,000
Dividing the stated value									$ 1.000								$ 1.000
Stated value of preference share									$ 531,000								$ 531,000	$ 531,000
Shares of C2 conversion price												50,000			50,000
Number of shares converted to common stock												$ 2,000			$ 2,000
Total convertible common stock												6,524,000			6,524,000
Series F Convertible Preferred Shares
Preferred stock shares converts into common stock																	40,000
Preferred stock, liquidation preference									$ 1,426,000			$ 1,071,000			$ 1,071,000		$ 1,426,000	$ 0
Preferred stock, par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Stated value of preference share									$ 1,187,000								$ 1,187,000	$ 0
Preferred stock shares authorized									1,500.0			1,500			1,500		1,500.0	1,500
Preferred stock shares issued									1,400.0			1,100			1,100		1,400.0	0
Number of shares converted																	10
Series F-2 Convertible Preferred Shares
Price per share															2,559
Preferred stock shares converts into common stock															4,000		4,000
Conversion price per share															$ 0.25
Preferred stock shares designated									3,500			3,500			3,500		3,500
Liquidation preference									$ 3,237			$ 3,237			$ 3,237		$ 3,237
Preferred stock, liquidation preference									$ 3,237,000			535,000			535,000		$ 3,237,000	$ 0
Convertible common stock												$ 4,000			$ 4,000
Company issued common stock												10,808,000			10,808,000
Preferred stock, par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Percentage of dividend															6.00%
Preferred stock shares authorized									92,500,000								92,500,000	5,000
Preferred stock shares par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares outstanding									2,559								2,559
Preferred stock shares issued									3,237								3,237
Shares issued									678								678
Convertible preferred stock description 1																	Each share of Series F-2 Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series F-2 Certificate of Designation (the “Series F-2 Conversion Price”). The conversion of Series F-2 Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holders of the Series F-2 Preferred. If the average of the VWAPs (as defined in the Series F-2 Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series F-2 Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series F-2 Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends. As of December 31, 2021, the Company had not issued shares as payment of Series F-2 Preferred Stock dividends. As of December 31, 2021, the Company had accrued dividends of $94,907.
Increased beneficial ownership percentage															9.99%		9.99%
Preferred stock shares received									678,000			678,000			678,000		678,000
Outstanding debt																	$ 2,559,000
Final payment					750,000												750,000
Exchange agreement payment					$ 1,500,000
Dividends Paid Amount																	$ 94,907
Common Stock primary trading shares exceed															1,000		1,000
Exceeds percentage															200.00%		200.00%
Conversion beneficial ownership limitation															0.04%		4.99%
Maturity period															5 years
Accrued dividend amount												$ 123,743			$ 123,743
Additional stock issued during period for payment of non recurring dividend															368,505
Cumulative dividends at the rate															0.06%
Series F-2 Preferred stock coversion shares															466
Series F-2 Preferred Stock dividends shares															114,304
Stated value of preference share									$ 2,963,000			1,000			$ 1,000		$ 2,963,000	$ 0
Accrued dividends of preferred shares												$ 16,242			16,242
outstanding debt															$ 2,559,000
Non recurring dividend percent															0.15%
Preferred stock shares authorized									5,000.0			5,000.0			5,000.0		5,000.0	3,500.0
Preferred stock shares issued									3,200.0			500			500		3,200.0	0
Series G Convertible Preferred Shares
Preferred stock, liquidation preference									$ 0			$ 0			$ 0		$ 0	$ 0
Preferred stock, par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares received									153,000								153,000
Cumulative dividends at the rate															0.08%
Preferred stock, authorized									1,000,000			1,000			1,000		1,000,000
Preferred stock shares authorized									1,000,000								1,000,000	1,000,000
Convertible preferred stock description																	During February 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $53,500, net to the Company is $50,000, for 62,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. At any time during the period indicated below, after the date of the issuance of shares of Series G preferred stock, the Company will have the right, at the Company’s option, to redeem all of the shares of Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.
Preferred stock shares issued									0								0	0
Investment net									$ 114,597			$ 114,597			$ 114,597		$ 114,597
Preferred stock redeemed										62,000	91,000						91,000
Preferred stock shares outstanding									0			0			0		0	0
Preferred stock shares issued									0			0			0		0	0
Series G Convertible Preferred Shares | Power Up Lending Group Ltd [Member]
Cumulative dividends at the rate										8.00%	8.00%
Accrued dividends of preferred shares									$ 114,597								$ 114,597
Investment net									53,500	$ 53,500	$ 78,500	$ 78,500			$ 78,500		53,500
Preferred stock redeemed						925,000				925,000					925,000
Total investment amount									75,000			75,000			$ 75,000		75,000
Additional Series G preferred stock shares, amount										$ 50,000	75,000
Additional tranches of financing									$ 925,000		925,000	$ 925,000			$ 925,000		$ 925,000
Financing cost										$ 925,000	$ 925,000
Discount rate									19.00%			0.19%			0.19%		19.00%
Discounted rate										19.00%	19.00%
Redemption of february 2021 investment, amount		$ 78,094
Difference of interest expense		$ 28,094															$ 39,597
Conversion beneficial ownership limitation										4.99%	4.99%
Increased election holders										9.99%	9.99%
Corresponding percentage Description										Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.	Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.
Additional Series G preferred stock shares										62,000
Net proceeds															$ 125,000		125,000
Outstanding amount									$ 50,000			$ 50,000			$ 50,000		$ 50,000
Cumulative dividends at the rate										0.08%	0.08%
Investment amount										$ 62,000
Interest expense																			$ 39,597
Series D Preferred Shares
Shares exchange									109,039			650,000			650,000		109,039	1,526,000
Preferred stock shares converts into common stock															975,000		763
Strike price												$ 0.20			$ 0.20
Conversion price per share															$ 0.25		$ 0.25
Preferred stock shares designated									1,436,000			6,000			6,000		1,436,000
Liquidation preference									$ 763			$ 763			$ 763		$ 763
Increased beneficial ownership percentage															0.09%		9.99%
Common Stock primary trading shares exceed															1,000		1,000
Exceeds percentage															200.00%		200.00%
Common stock, issued public shares									1,526,000			1,526,000			1,526,000		1,526,000
Beneficial ownership percentage															4.99		4.99
Preferred stock shares issued									763,000			763			763		763,000
Common stock warrants 1															1,526,000		1,526,000
Warrant exercise price per share															0.25		0.25
Common stock warrants																	1,526,000
Common stock warrants exercise price 1															$ 0.75		$ 0.75
Conversion of investor shares															438		763
Preferred stock dividends accrued															$ 8,213		$ 14,306
Warrants exchange												650,000			650,000
Proceed from excercise of warrant															$ 130,000
Preferred stock converted share												325			325
Shares issued for payment of accured stock dividend															$ 64,979
Series E Preferred Shares
Conversion price per share															$ 0.25		$ 0.25
Preferred stock shares designated									5,000			5,000			5,000		5,000
Liquidation preference									$ 1,736			$ 888			$ 888		$ 1,736
Preferred stock, par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001
Preferred stock shares par value									0.001			0.001			$ 0.001		$ 0.001
Common Stock primary trading shares exceed															1,000		1,000
Exceeds percentage															200.00%		200.00%
Conversion beneficial ownership limitation															0.04%		4.99%
Preferred stock stated value									$ 1,000			$ 1,000			$ 1,000		$ 1,000
Common stock shares issued for preferred stock dividends															179,858		288,262
Accrued dividends									$ 54,521			$ 12,654			$ 12,654		$ 54,521
Increased election holder															0.09%		9.99%
Maturity period																	5 years
Issuance of common stock for conversion of Series E Convertible Preferred Stock															3,390,000
Series F Preferred Shares
Preferred stock shares converts into common stock															4,000		4,000
Conversion price per share															$ 0.25		$ 0.25
Preferred stock shares designated									1,500			1,500			1,500		1,500
Liquidation preference									$ 1,436			$ 1,000			$ 1,000		$ 1,436
Common Stock primary trading shares exceed															1,000		1,000
Exceeds percentage															200.00%		200.00%
Conversion beneficial ownership limitation															0.04%		4.99%
Accrued dividend amount									$ 65,718								$ 65,718
Additional stock issued during period for payment of non recurring dividend															255,401
Preferred stock shares outstanding									1,426								1,426
Preferred stock shares issued									1,426			1,071			1,071		1,426
Increased election holder															0.09%		9.99%
Maturity period																	5 years
Number of shares converted into common stock									10			1,420,000			1,420,000		10
Shares converted into common stock									40,000			355			355		40,000
Cumulative dividend rate															0.06%		6.00%
Accredited investors																	$ 1,436,000
Shares issued common stock												$ 1,436,000			$ 1,436,000
Issuance of common stock for payment pf annual series															162,436
Accrued dividends												$ 32,943			$ 32,943
Series F and Series F-2 Preferred Shares
Preferred stock shares converts into common stock																	4,000
Preferred Stock [Member]
Preferred stock, par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001
Preferred stock shares par value									$ 0.001			$ 0.001			$ 0.001		$ 0.001
Preferred stock shares authorized									500,000,000								500,000,000